UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.0% (2.0% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 974,643
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	3,409,563
	Series 2007A, 5.000%, 12/01/23
4,300	Total Consumer Discretionary			4,384,206
	Consumer Staples – 2.9% (2.0% of Total Investments)
205	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	3/13 at 100.00	A3	198,543
	5.250%, 6/01/25
725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	3/13 at 100.00	BBB+	725,682
	Series 2002, 5.375%, 5/15/33
135	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	3/13 at 100.00	A3	129,624
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
720	4.750%, 6/01/22	6/16 at 100.00	BBB	720,086
2,625	5.000%, 6/01/26	6/16 at 100.00	BB–	2,518,320
4,410	Total Consumer Staples			4,292,255
	Education and Civic Organizations – 16.9% (11.4% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	397,898
	2007A, 5.000%, 7/01/31
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	541,602
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	2,003,484
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BBB	1,142,550
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	124,806
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,681,369
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,024,280
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	758,742
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	796,264
	2010, 5.250%, 7/01/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,149,720
	University, Series 2010A, 5.000%, 7/01/40
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	757,663
	2010, 5.250%, 7/01/35
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,672,364
	College Project, Series 2007-A2, 4.500%, 8/01/36
1,300	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,364,740
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	398,608
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	277,610
	Project, Series 2009B, 5.250%, 2/01/39
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,236,987
	Series 2009, 5.750%, 7/01/39
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	339,530
	Francis College, Series 2004, 5.000%, 10/01/34
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	160,690
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,002,870
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,604,768
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
2,240	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,274,899
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	1,023,710
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,133,330
	American Art, Series 2011, 5.000%, 7/01/31
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	260,722
	College, Series 2007, 5.000%, 10/01/27
1,050	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,	3/22 at 100.00	A3	1,220,247
	Revenue Bonds, Clarkson University Project, Series 2012A, 5.250%, 9/01/33
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	593,941
	Series 2010A, 5.125%, 9/01/40
23,285	Total Education and Civic Organizations			24,943,394
	Financials – 2.3% (1.6% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	1,285,009
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A	2,108,741
	2007, 5.500%, 10/01/37
2,840	Total Financials			3,393,750
	Health Care – 19.0% (12.9% of Total Investments)
1,185	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/13 at 100.00	BBB	1,189,669
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	NPFG Insured
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	662,600
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	3,853,980
	Hospital, Series 2005, 4.900%, 8/15/31
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	220,828
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
1,505	5.500%, 7/01/17 – RAAI Insured	3/13 at 100.00	A3	1,508,356
2,000	5.500%, 7/01/27 – RAAI Insured	3/13 at 100.00	A3	2,002,680
1,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	1,111,000
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	3,463,202
	Center, Series 2006, 5.000%, 7/01/35 (UB)
1,290	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,392,194
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,056,820
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A–	2,190,800
	2007B, 5.625%, 7/01/37
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	883,298
	2011A, 6.000%, 7/01/40
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	615,594
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/13 at 100.00	BB	420,315
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	2/17 at 100.00	BBB–	419,574
360	5.500%, 2/01/32	2/17 at 100.00	BBB–	369,832
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	872,779
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	1,760,185
	2003A, 5.250%, 2/15/22 – AMBAC Insured
470	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	536,848
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
2,570	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/13 at 100.00	N/R	2,586,731
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	3/13 at 100.00	B+	951,530
	Series 2001A, 7.125%, 7/01/31
26,560	Total Health Care			28,068,815
	Housing/Multifamily – 6.5% (4.4% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA–	427,940
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	2,804,182
	Series 2005A, 5.000%, 7/01/25-NPFG Insured (UB) (4)
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	769,283
	Series 2004A, 5.250%, 11/01/30
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	4,271,839
	Series 2009J, 4.800%, 5/01/36
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	314,201
	Series 2010D-1A, 5.000%, 11/01/42
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	650,100
	4.500%, 11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	426,173
	11/01/38 (Alternative Minimum Tax)
9,030	Total Housing/Multifamily			9,663,718
	Housing/Single Family – 2.7% (1.8% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	731,888
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	1,382,211
	4/01/27 (Alternative Minimum Tax)
430	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%,	4/17 at 100.00	Aa1	448,331
	10/01/37 (Alternative Minimum Tax)
495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%,	10/17 at 100.00	Aa1	525,383
	10/01/32 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	851,281
	(Alternative Minimum Tax)
3,760	Total Housing/Single Family			3,939,094
	Long-Term Care – 4.9% (3.3% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	2,114,780
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	640,552
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	366,915
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	228,263
	5.000%, 7/01/35 – ACA Insured
960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	970,051
	Project, Series 2006, 5.500%, 8/01/33
175	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	3/13 at 100.00	N/R	175,373
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
440	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/13 at 100.00	N/R	444,070
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,121,669
635	5.800%, 7/01/23	7/16 at 101.00	N/R	623,564
505	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/13 at 100.00	BBB	506,066
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured
7,065	Total Long-Term Care			7,191,303
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	340,243
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 15.9% (10.8% of Total Investments)
6,590	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1,	12/17 at 100.00	AA	7,747,204
	5.125%, 12/01/25 (UB)
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,387,680
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,157,841
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	4,189,990
1,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,077,690
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
3,300	5.000%, 4/01/26	4/22 at 100.00	AA	3,974,421
1,025	5.000%, 4/01/29	4/22 at 100.00	AA	1,216,327
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	872,258
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	890,352
20,035	Total Tax Obligation/General			23,513,763
	Tax Obligation/Limited – 38.5% (26.2% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,041,590
	5.250%, 11/01/21
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	650,522
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/13 at 100.00	AA–	1,857,308
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	3,429,900
	Purpose Series 2011C, 5.000%, 3/15/41
10	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	10,954
	2005F, 5.000%, 3/15/21 – AGM Insured
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	7/13 at 100.00	BBB	1,143,560
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	1,184,139
810	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	867,227
2,375	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	2,537,973
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,353,932
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012
	Series E-1:
840	5.000%, 2/01/35	2/22 at 100.00	AAA	980,322
1,025	5.000%, 2/01/37	2/22 at 100.00	AAA	1,184,705
30	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	30,114
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,467,761
	Series 2007C-1, 5.000%, 11/01/27
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
2,500	5.500%, 11/01/35	11/20 at 100.00	AAA	3,003,875
2,000	5.000%, 11/01/39	11/20 at 100.00	AAA	2,281,060
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,202,150
	SubSeries 2011D-1, 5.250%, 2/01/30
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	4,774,239
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,047,190
	2003A, 5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,380,747
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,298,171
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,112,490
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,840,703
	5.000%, 4/01/27
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	4,329,560
	4/01/20-AMBAC Insured (UB) (4)
510	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	606,910
	5.000%, 3/15/29
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,079,880
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,038,920
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,020,670
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,782,333
	Option Bond Trust 09-6W, 13.596%, 3/15/37 (IF) (4)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	2,516,070
	2010A, 0.000%, 8/01/33
4,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	910,680
	0.000%, 8/01/39
54,450	Total Tax Obligation/Limited			56,965,655
	Transportation – 18.0% (12.2% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,069,480
	5.000%, 11/15/25 – AGM Insured
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	3,348,960
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,108,560
	5.000%, 11/15/34
1,560	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C,	11/22 at 100.00	A	1,760,101
	5.000%, 11/15/41
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	2,004,258
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37	10/17 at 100.00	N/R	90,296
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	902,180
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	3/13 at 100.00	BB	105,006
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/13 at 100.50	N/R	1,159,990
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	961,560
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
410	5.000%, 5/15/20 (Alternative Minimum Tax)	3/13 at 100.00	B–	408,975
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	3/13 at 100.00	B–	986,930
845	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	949,493
	Series 2011, 5.000%, 11/15/44
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	171,733
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	761,250
	AGM Insured (UB)
845	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	945,944
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/13 at 100.00	BBB	505,670
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,416,701
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	666,223
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	636,821
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	2,266,260
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	322,297
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,751,270
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	1,275,540
	Refunding Bonds, Tender Option Bond Trust 1184, 9.295%, 5/15/16 (IF)
25,090	Total Transportation			26,575,498
	U.S. Guaranteed – 1.3% (0.8% of Total Investments) (5)
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1 (5)	512,995
	Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)
175	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	192,523
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	589,760
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	3/13 at 100.00	N/R (5)	558,235
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
1,760	Total U.S. Guaranteed			1,853,513
	Utilities – 9.0% (6.1% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	1,466,010
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
110	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	122,697
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,776,550
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	553,380
5,135	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	5,748,371
	5.000%, 5/01/38
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,421,546
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,250	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	1,278,250
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
12,195	Total Utilities			13,366,804
	Water and Sewer – 6.3% (4.3% of Total Investments)
1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	1,249,784
	5.625%, 7/01/40
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,390,400
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	5,695,462
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
8,060	Total Water and Sewer			9,335,646
$ 203,170	Total Investments (cost $202,178,249) – 147.4%			217,827,657
	Floaing Rate Obligations – (11.8)%			(17,465,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (37.5)% (6)			(55,360,000)
	Other Assets Less Liabilities – 1.9%			2,814,208
	Net Assets Applicable to Common Shares – 100%			$ 147,816,865

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$217,827,657	$ —	$217,827,657

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $184,710,599.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$16,952,689
Depreciation	(1,300,221)
Net unrealized appreciation (depreciation) of investments	$15,652,468

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013